Securitizations And Variable Interest Entities (Fair Value Of Firm's Retained Interests And Sensitivity Of This Fair Value) (Detail) (JPY ¥) In Billions, unless otherwise specified	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Variable Interest Entity [Line items]
Fair value of retained interests	¥ 174	¥ 165
Material retained interest held [Member]
Variable Interest Entity [Line items]
Fair value of retained interests	159 [1]	157 [1]
Weighted-average life (Years)	5 years 9 months 22 days	7 years
Constant prepayment rate	9.60%	8.10%
Impact of 10% adverse change	(4.4)	(1.3)
Impact of 20% adverse change	(6.9)	(2.4)
Discount rate	3.30%	3.30%
Impact of 10% adverse change	(3.5)	(3.7)
Impact of 20% adverse change	¥ (5.3)	¥ (7.1)

[1]	The sensitivity analysis covers the material retained interests held of 157 billion yen out of 165 billion yen as of March 31, 2012 and 159 billion yen out of 174 billion yen as of September 30, 2012.